ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES

21.	ACCRUED EXPENSES

(in thousands of $)	2018	2017
Vessel operating and drydocking expenses	24,041	10,978
Administrative expenses	11,042	9,572
Interest expense	97,688	84,249
Current tax payable	463	1,096
	133,234	105,895

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils and insurances.

Administrative expenses related accruals are comprised of general overhead including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.